Derivative Financial Instruments - Summary of Maturities of Notional Amount of Derivatives (Detail) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 JPY (¥)
Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	$ 3,490						$ 2,800
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥					¥ 13,000						¥ 13,000
Swaps Euro-Brazilianreal [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$		R$ 300						R$ 450
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$		2,823
Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			€ 150						€ 400
Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	150						100
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			710						204
Notional amount, Liabilities | €			950
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $	2,025						2,092
Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				£ 740						£ 740
Swap Pound sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				2,010						£ 2,010
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $							$ 1,744
Notional amount, Liabilities | $	977
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			374						374
Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			3,000						€ 3,000
2019 [member] | Swaps Euro-Brazilianreal [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			300
2019 [member] | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$		1,680
2019 [member] | Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			150
2019 [member] | Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	150
2019 [member] | Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			710
Notional amount, Liabilities | €			950
2019 [member] | Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $	25
2019 [member] | Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $	977
2020 [member] | Swap Pound sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				550
2020 [member] | Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			3,000
2021 [member] | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$		R$ 1,143
2022 [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	1,600
2023 and Thereafter [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	1,890
2023 and Thereafter [member] | Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥						¥ 13,000
2023 and Thereafter [member] | Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $	$ 2,000
2023 and Thereafter [member] | Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				740
2023 and Thereafter [member] | Swap Pound sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				£ 1,460
2023 and Thereafter [member] | Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			€ 374